Leases (Tables)	12 Months Ended
Mar. 31, 2025
Lease [Abstract]
Summary of Right of Use Assets
The following right-of-use assets relate to right-of-use real estate:

As at	March 31,
	2025	2024
	$	$
Beginning balance	5,606	9,353
Additions	965	557
Additions from business acquisition (note 4)	54	—
Depreciation	(2,510)	(2,575)
Impairment (a)	—	(1,272)
Derecognition (b)	—	(448)
Exchange rate effect	162	(9)
Net carrying amount	4,277	5,606

(a) During the year ended March 31, 2024, the Company recorded impairment charges against certain real estate right-of-use assets, in the context of an on-going review of its real estate strategy following the integration of acquisitions and changes in working conditions in order to reduce the Company's footprint, realize synergies and improve the cost structure of the combined business. As a result, an impairment charge of $1,272,000 is presented in selling, general and administrative expenses.
(b) During the year ended March 31, 2024, the Company entered into an agreement to sublease a portion of its office space to a subtenant. The sublease resulted in the derecognition of the right-of-use asset associated with the office space and the recognition of a short-term and a long-term lease receivable, included in accounts receivable and other receivables and other assets, respectively, in the aggregate amount of $1,033,000.

Summary of Lease Liabilities
Lease liabilities

As at	March 31,
	2025	2024
	$	$
Beginning balance	11,520	18,516
Additions	965	557
Additions from business acquisition (note 4)	140	—
Lease payments	(4,431)	(5,617)
Lease interest	466	664
Remeasurement	150	(2,593)
Exchange rate effect	185	(7)
Ending balance	8,995	11,520
Current portion	3,546	4,136
	5,449	7,384

Contractual Lease Payments Under Lease Liabilities
Contractual lease payments under the lease liabilities as at March 31, 2025 are as follows:

As at	March 31, 2025
$
Less than one year	3,928
One to two years	1,911
Two to five years	4,186
More than five years	124
Total undiscounted lease payments at period end	10,149